RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2020
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 14. RELATED PARTY TRANSACTIONS

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other parties or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, stockholder, or a related corporation.

a) The table below summarizes the major related parties and their relationships with the Company:

Name of related parties	Relationship with the Company
Mr. Bingshan Guo	23.3% beneficial owner of the Company
Mr. Xiangyang Guo	CEO, director and chairman of the board of the Company
Mr. Yonghong Che	9.3% beneficial owner of the Company
Mr. Haigang Yan	9.3% beneficial owner of the Company

b) During the periods presented, the details of the related party balances and transactions were as follows:

Amount due to related parties:

	As of December 31,
	2020	2019
Mr. Haigang Yan	$3,065,181	$—
Mr. Xiangyang Guo	—	860,067
Mr. Bingshan Guo	212,290	198,556
Total	$3,277,471	$1,058,623

The loan the Company obtained from Mr Haigang Yan in 2020 was in amount of RMB20,000,000 with free interest and a term from October 14, 2020 to December 31, 2021. The loan the Company obtained from Mr. Xiangyang Guo was in the amount of RMB6,000,000 as of December 31, 2019 and Mr. Xiangyang Guo agreed with the Company to extend the maturity date of the loan for the RMB1,000,000 loan to December 31, 2020. As of December 31, 2020, the Company has already repaid the loan from Mr. Xiangyang Guo.

Transactions with related parties:

1.    Lease from a related party

For the year ended December 31, 2016, the Company leased a coal yard from Liulin Hongxing Coking Coal Trade Co., Ltd. (“Hongxing”), under a non-cancelable operating lease agreement that expires on December 31, 2020. The lease is on a fixed payment basis, with a five-year lease term and no contingent rentals. Due to the change of business address, the Company decided to terminate the agreement in January 2019. Expenses from this lease recorded during the year ended December 31, 2020, 2019 and 2018 were as below:

	For the Years ended December 31,
	2020	2019	2018
Hongxing	$—	$—	$17,698
Total	$—	$—	$17,698

2.    Loan provided by related parties

On October 14, 2020, Mr. Haigang Yan agreed to provide an interest-free loan in the amount of $2,899,559  (RMB20,000,000) to the Company, with a term from October 14, 2020 to December 31, 2021.

On August 21, 2019, Mr. Xiangyang Guo agreed to provide an interest-free loan in the amount of $724,800 ( RMB5,000,000) to the Company, with a term from August 25, 2019 to August 24, 2020. The Company repaid the loan from Mr. Xiangyang Guo for the year ended December 31, 2020. The proceeds from the loan were mainly used in the operating activities.

	For the Years ended December 31,
	2020	2019	2018
Loan provided by related party to the Company:
Mr. Haigang Yan	$2,899,559	$—	$—
Mr. Xiangyang Guo	—	724,800	—
Total	$2,899,559	$724,800	$—
Loan repaid to related party by the Company
Mr. Xiangyang Guo	869,868	—	—
Mr. Yonghong Che	—	50,736	—
Mr. Bingshan Guo	—	9,132	—
Total	$869,868	$59,868	$—

3.    Guarantee provided by related parties

On November 5, 2019, the Company signed a bank acceptance contract with Industrial Bank Co. Ltd. Taiyuan Branch (the “Bank”). The Bank promised to unconditionally accept the note payables issued by the Company. The total amount of notes payable involved in the contract was $1,813,308  (RMB 12,650,000). Correspondingly, Mr. Xiangyang Guo personally deposited $2,150,168  (RMB 15,000,000) in the Bank as a pledge for the note payables the Company issued.